Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions Disclosure [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

The following summarizes the Company’s related party transactions, not disclosed elsewhere in these consolidated financial statements, during the twelve months ended December 31, 2021 and 2020. Key management personnel includes the Chief Executive Officer (“CEO”), Chief Financial Officer (“CFO”) and certain directors and officers and companies controlled or significantly influenced by them.

Key Management Personnel	2021	2020
	($)	($)
Short-term employee benefits paid or accrued to the CEO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	335,430	280,177
Short-term employee benefits paid or accrued to the CFO of the Company, including share-based compensation vested for incentive stock options and performance warrants.	447,710	273,439
Short-term employee benefits paid or accrued to a member of the advisory board of the Company, including share-based compensation vested for incentive stock options and performance warrants.	215,706	216,410
Short-term employee benefits paid or accrued to the Vice President of Engineering of the Company, including share-based compensation vested for incentive stock options and performance warrants.	289,290	300,877
Short-term employee benefits paid or accrued to certain directors and officers of the Company, including share-based compensation vested for incentive stock options and performance warrants.	666,586	327,991

Total	1,954,722	1,398,894

Other Related Party Payments

Office sharing and occupancy costs of $67,012 (2020 - $62,616) were paid or accrued to a corporation that shares management in common with the Company.

Amounts Outstanding

a)	At December 31, 2021, a total of $302,883 (December 31, 2020 - $551,815) was included in accounts payable and accrued liabilities owing to officers, directors, or companies controlled by them. These amounts are unsecured and non-interest bearing (Note 10).

b)	At December 31, 2021, a total of $2,786,183 (December 31, 2020 - $4,528,549) of long term notes was payable to a director and the CEO of the Company (Note 12).